SCUDDER
                                                                     INVESTMENTS

Sector Specific Funds I

Scudder Technology Fund
Scudder Technology Innovation Fund

Supplement to the currently effective prospectus

The following information replaces the disclosure for Scudder Technology Fund and Scudder Technology Innovation Fund in "The portfolio managers" section of the prospectus:

--------------------------------------------------------------------------------

Jonathan Wild                               Anne Meisner
CA, Managing Director of Deutsche Asset     Director of Deutsche Asset
Management and Co-Manager to the funds.     Management and Co-Manager to the
 o Joined Deutsche Asset Management         funds.
   in 1996.                                   o Joined Deutsche Asset Management
 o Prior to joining the funds, was both        in 2001, after 9 years of
   portfolio manager and analyst for UK        experience at Goldman Sachs as
   equities specializing in the Telecoms       vice president, both in the fixed
   sector: London.                             income technology division, as
 o Prior to joining Deutsche Asset             well as in equity research as the
   Management, had 9 years of experience       lead Infrastructure Software
   as fund manager for Finsbury Asset          analyst, previously  serving as
   Management and analyst at BZW having        member of technical staff at Bell
   previously qualified as a chartered         Communications Research (formerly
   accountant at KPMG.                         Bell Labs).
 o Head of global equity research team       o Analyst for global equity,
   for  Technology sector: New York.           Hardware and Software sector: New
 o Joined the funds in 2002.                   York.
Lanette Donovan                              o Joined the funds in 2003.
Managing Director of Deutsche Asset          o MBA, Columbia University Business
Management and Co-Manager to the funds.        School.
 o Joined Deutsche Asset Management in       o MS, Computer Science, Michigan
   2000, as an analyst responsible for         State University.
   large cap telecommunications and
   computer hardware companies, after 6
   years of experience covering
   technology sector as managing
   director and team leader for Citibank
   Asset Management and director in
   research covering computer hardware,
   software and services at College
   Retirement Equities Fund (TIAA-CREF).
 o Analyst for global equity, Hardware
   and Software sector: New York.
 o Joined the funds in 2003.
 o MBA, Columbia University Business
   School.




August 21, 2003